Peoples Bancorp of North Carolina Inc (Parent Company Only) Condensed Financial Statements Statements of Earnings (Details 1) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Expenses:
Interest	$ 687,000	$ 861,000	$ 842,000	$ 815,000	$ 941,000	$ 942,000	$ 912,000	$ 1,041,000	$ 3,205,000	$ 3,836,000	$ 3,757,000
Total income tax	732,000	824,000	1,194,000	1,046,000	374,000	1,113,000	535,000	467,000	3,796,000	2,489,000	3,136,000
Net earnings	$ 3,007,000	$ 3,390,000	$ 4,615,000	$ 4,121,000	$ 1,920,000	$ 4,509,000	$ 2,561,000	$ 2,367,000	15,133,000	11,357,000	14,067,000
Parent Company
Revenues
Interest and dividend from subsidiary									7,419	7,539	12,850
Total revenues									7,419,000	7,539,000	12,850,000
Expenses:
Interest									280,000	370,000	844,000
Other operating expenses									613,000	625,000	629,000
Total expenses									893,000	995,000	1,473,000
Income before income tax benefit and equity in undistributed earnings of subsidiaries									6,526	6,544	11,377
Total income tax									185,000	201,000	299,000
Income before equity in undistributed earnings of subsidiaries									6,711,000	6,745,000	11,676,000
Equity in undistributed earnings of subsidiaries									8,422,000	4,612,000	2,391,000
Net earnings									$ 15,133,000	$ 11,357,000	$ 14,067,000